Trade and other receivables (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	$ 444,648,314	$ 387,669,016
Current trade receivables	436,862,619	379,917,711
Other current receivables	69,848,554	66,569,042
Total current	506,711,173	446,486,753
Others accounts receivables	5,966,414	3,313,742
Total non-current	5,966,414	3,313,742
Other Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Other current receivables	69,848,554	66,569,042
Others accounts receivables	5,966,414	3,313,742
Financial assets impaired [member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	(7,785,695)	(7,751,305)
Current Balance [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	414,767,007	369,010,568
Current trade receivables	412,333,952	366,617,510
Other current receivables	69,335,509	66,302,808
Total current	481,669,461	432,920,318
Others accounts receivables	5,966,414	3,313,742
Total non-current	5,966,414	3,313,742
Current Balance [Member] | Other Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Other current receivables	69,335,509	66,302,808
Current Balance [Member] | Financial assets impaired [member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	(2,433,055)	(2,393,058)
Later Than Zero Month And Not Later Than Three Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	23,926,761	13,431,994
Current trade receivables	23,110,320	12,046,398
Other current receivables	189,703	129,211
Total current	23,300,023	12,175,609
Others accounts receivables
Total non-current
Later Than Zero Month And Not Later Than Three Months [Member] | Other Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Other current receivables	189,703	129,211
Later Than Zero Month And Not Later Than Three Months [Member] | Financial assets impaired [member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	(816,441)	(1,385,596)
Later Than Three Month And Not Later Than Six Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	1,561,892	1,455,880
Current trade receivables	853,702	855,540
Other current receivables	164,757	109,481
Total current	1,018,459	965,021
Others accounts receivables
Total non-current
Later Than Three Month And Not Later Than Six Months [Member] | Other Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Other current receivables	164,757	109,481
Later Than Three Month And Not Later Than Six Months [Member] | Financial assets impaired [member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	(708,190)	(600,340)
Later Than Six Month And Not Later Than Twelve Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	1,991,534	1,736,972
Current trade receivables	270,664	398,263
Other current receivables	97	5,253
Total current	270,761	403,516
Others accounts receivables
Total non-current
Later Than Six Month And Not Later Than Twelve Months [Member] | Other Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Other current receivables	97	5,253
Later Than Six Month And Not Later Than Twelve Months [Member] | Financial assets impaired [member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	(1,720,870)	(1,338,709)
Later Than Twelve Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	2,401,120	2,033,602
Current trade receivables	293,981
Other current receivables	158,488	22,289
Total current	452,469	22,289
Others accounts receivables
Total non-current
Later Than Twelve Months [Member] | Other Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Other current receivables	158,488	22,289
Later Than Twelve Months [Member] | Financial assets impaired [member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	(2,107,139)	(2,033,602)
Chile Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	237,369,286	230,066,689
Chile Operating Segment [Member] | Current Balance [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	227,786,575	222,098,388
Chile Operating Segment [Member] | Later Than Zero Month And Not Later Than Three Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	5,823,766	4,396,221
Chile Operating Segment [Member] | Later Than Three Month And Not Later Than Six Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	1,143,994	959,644
Chile Operating Segment [Member] | Later Than Six Month And Not Later Than Twelve Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	1,430,423	1,210,305
Chile Operating Segment [Member] | Later Than Twelve Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	1,184,528	1,402,131
International Business Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	138,558,576	96,340,285
International Business Operating Segment [Member] | Current Balance [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	125,878,604	89,730,464
International Business Operating Segment [Member] | Later Than Zero Month And Not Later Than Three Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	10,979,515	5,177,374
International Business Operating Segment [Member] | Later Than Three Month And Not Later Than Six Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	58,512	433,352
International Business Operating Segment [Member] | Later Than Six Month And Not Later Than Twelve Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	515,247	405,212
International Business Operating Segment [Member] | Later Than Twelve Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	1,126,698	593,883
Wines Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	68,720,452	61,262,042
Wines Operating Segment [Member] | Current Balance [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	61,101,828	57,181,716
Wines Operating Segment [Member] | Later Than Zero Month And Not Later Than Three Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	7,123,480	3,858,399
Wines Operating Segment [Member] | Later Than Three Month And Not Later Than Six Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	359,386	62,884
Wines Operating Segment [Member] | Later Than Six Month And Not Later Than Twelve Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	45,864	121,455
Wines Operating Segment [Member] | Later Than Twelve Months [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	$ 89,894	$ 37,588